Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Borrowings
2018	¥ 478,658
2019	1,164,050
2020	1,173,632
2021	876,145
2022	660,015
2023 and thereafter	2,802,696
Subtotal	7,155,196	¥ 8,002,104
Trading balances of secured borrowings	40,212	127,455
Total	¥ 7,195,408	¥ 8,129,559